Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012 segment	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Number of operating segments			4
Net sales	$ 95,860	$ 78,394	$ 271,704	$ 222,987	$ 329,968	$ 252,803	$ 196,576
Operating income (loss)	17,250	12,130	42,560	35,097	60,433	40,626	16,105
Depreciation and amortization	2,941	2,616	8,237	7,600	10,089	9,788	10,001
Direct-to-Consumer North America [Member]
Segment Reporting Information [Line Items]
Net sales	40,486	33,234	116,788	93,317	143,809	106,942	82,399
Operating income (loss)	11,771	9,165	34,582	25,755	44,650	27,610	11,489
Depreciation and amortization	1,504	1,319	4,288	3,963	5,318	5,323	5,697
Direct-to-Consumer International [Member]
Segment Reporting Information [Line Items]
Net sales	4,829	4,230	11,954	11,475	16,198	13,102	13,440
Operating income (loss)	249	501	(148)	897	973	613	(699)
Depreciation and amortization	243	305	662	911	1,154	1,232	1,233
Indirect-to-Consumer North America [Member]
Segment Reporting Information [Line Items]
Net sales	24,963	16,166	65,658	52,065	79,036	62,866	49,607
Operating income (loss)	9,588	5,695	24,706	18,057	29,195	23,576	15,808
Depreciation and amortization	223	143	604	375	518	398	456
Indirect-to-consumer International [Member]
Segment Reporting Information [Line Items]
Net sales	25,582	24,764	77,304	66,130	90,925	69,893	51,130
Operating income (loss)	7,529	7,462	23,853	19,754	26,037	21,874	15,090
Depreciation and amortization	578	566	1,654	1,469	1,890	1,645	1,518
Unallocated Amounts [Member]
Segment Reporting Information [Line Items]
Net sales	0	0	0	0	0	0	0
Operating income (loss)	(11,887)	(10,693)	(40,433)	(29,366)	(40,422)	(33,047)	(25,583)
Depreciation and amortization	$ 393	$ 283	$ 1,029	$ 882	$ 1,209	$ 1,190	$ 1,097